Average Annual Total Returns - PRUDENTIAL DAY ONE 2015 FUND	Sep. 29, 2020
Prudential Day One 2015 Custom Benchmark (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	14.53%
Since Inception	6.82%	[1]
S&P Target Date 2015 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	15.40%
Since Inception	7.60%	[1]
Class R4
Average Annual Return:
1 Year	14.41%
Since Inception	6.27%
Inception Date	Dec. 13, 2016
Class R5
Average Annual Return:
1 Year	14.58%
Since Inception	6.42%
Inception Date	Dec. 13, 2016
Class R6
Average Annual Return:
1 Year	14.65%
Since Inception	6.55%
Inception Date	Dec. 13, 2016
Class R6 | After Taxes on Distributions
Average Annual Return:
1 Year	13.03%
Since Inception	5.33%
Inception Date	Dec. 13, 2016
Class R6 | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	9.05%
Since Inception	4.65%
Inception Date	Dec. 13, 2016
Class R1
Average Annual Return:
1 Year	13.84%
Since Inception	5.77%
Inception Date	Dec. 13, 2016
Class R2
Average Annual Return:
1 Year	14.13%
Since Inception	6.04%
Inception Date	Dec. 13, 2016
Class R3
Average Annual Return:
1 Year	14.27%
Since Inception	6.19%
Inception Date	Dec. 13, 2016

[1]	Since Inception returns for the Indices are measured from the month-end closest to the Fund’s inception date.